S000024144 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
ACTIVE M EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	34.14%	4.25%	8.24%
ACTIVE M EMERGING MARKETS EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.70%	2.80%	7.07%
ACTIVE M EMERGING MARKETS EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.81%	3.06%	6.53%